Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (87.0%)
Advertising (0.1%)
$202	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$215,921

Aerospace & Defense (1.4%)
365	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, B1)	09/30/28	4.750	369,865
1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,326,125
1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	2,039,697

					3,735,687

Air Transportation (0.4%)
1,000	Mileage Plus Intellectual Property Assets, Ltd., Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	1,088,750

Auto Parts & Equipment (2.8%)
300	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(BB-, Ba3)	04/15/25	9.000	328,335
640	BorgWarner, Inc., Rule 144A, Senior Unsecured Notes (1)	(BBB, Baa1)	10/01/25	5.000	740,585
3,430	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	3,708,687
2,450	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	2,259,537
350	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	396,778

					7,433,922

Automakers (0.6%)
600	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	666,888
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, B1)	07/15/28	6.250	1,067,779

					1,734,667

Brokerage (0.7%)
1,608	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,748,587

Building & Construction (0.9%)
600	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	630,375
1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,644,654

					2,275,029

Building Materials (3.4%)
1,600	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,575,776
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	2,094,888
600	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	624,603
1,800	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	1,768,491
300	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	303,412
600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/21 @ 105.06)(1)	(B+, B2)	08/01/26	6.750	629,145
300	Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B1)	01/15/29	5.250	319,014
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	807,184
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	836,644

					8,959,157

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (4.2%)
$1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	$1,422,501
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	550,759
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	793,624
1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	1,625,006
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,688,320
900	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	919,260
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	1,446,945
2,596	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	2,697,406

					11,143,821

Chemicals (2.9%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	315,566
725	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	743,306
1,200	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	1,192,584
2,200	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,242,856
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(3),(4),(5),(6)	(NR, NR)	05/01/18	9.000	3,667
1,500	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,529,760
600	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	611,841
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(B, B3)	03/15/29	4.625	1,222,500

					7,862,080

Consumer/Commercial/Lease Financing (1.1%)
2,900	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	2,971,064

Diversified Capital Goods (2.3%)
1,425	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	1,458,908
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 101.53)(1)	(CCC+, Caa1)	08/15/25	6.125	685,429
1,200	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	1,234,500
600	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	601,632
600	Madison IAQ LLC, Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.94)(1)	(CCC+, Caa1)	06/30/29	5.875	607,170
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,612,005

					6,199,644

Electronics (1.3%)
1,628	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,819,290
345	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	355,014
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB-, Ba3)	06/15/29	4.000	1,218,228

					3,392,532

Energy - Exploration & Production (1.9%)
850	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	910,461
800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	848,084

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$350	Laredo Petroleum, Inc. Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1)	(B, B3)	07/31/29	7.750	$339,157
595	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, Caa1)	03/01/28	8.125	623,991
2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/30/21 @ 104.88)(1)	(B, Caa2)	11/01/23	9.750	2,402,725

					5,124,418

Environmental (0.4%)
625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	658,109
300	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	304,776

					962,885

Food - Wholesale (0.3%)
900	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	919,125

Gaming (3.5%)
500	Boyd Gaming Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	517,927
1,868	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,938,050
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	3,262,188
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 08/30/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	2,294,567
1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,398,831

					9,411,563

Gas Distribution (3.9%)
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/30/21 @ 100.94)	(B+, B1)	06/15/24	5.625	2,739,096
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/30/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,111,821
1,500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,573,297
1,450	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(NR, B1)	09/30/26	6.500	1,466,740
1,400	NGL Energy Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 103.75)(1)	(BB-, B1)	02/01/26	7.500	1,440,292
300	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	309,608
600	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	608,097
300	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	312,495
750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	815,734

					10,377,180

Health Facilities (0.9%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Baa3)	09/01/28	5.625	1,505,025
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	847,567

					2,352,592

Health Services (2.8%)
660	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	678,853
180	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	193,291
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	2,760,282

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services
$2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	$2,973,080
335	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	343,728
589	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	608,835

					7,558,069

Insurance Brokerage (3.9%)
3,178	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,230,230
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,121,330
1,000	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	993,750
419	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	437,876
300	AmWINS Group, Inc. Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(B-, B3)	06/30/29	4.875	306,375
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,276,620
600	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	612,468
2,400	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,491,008

					10,469,657

Investments & Misc. Financial Services (1.2%)
1,190	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,250,785
1,750	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,817,813

					3,068,598

Machinery (2.6%)
1,250	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,281,250
1,475	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,504,500
150	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	167,282
690	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	718,249
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	641,670
300	Mueller Water Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB, Ba1)	06/15/29	4.000	311,009
2,300	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	2,353,187

					6,977,147

Media - Diversified (0.4%)
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/30/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	626,910
375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	352,997

					979,907

Media Content (0.9%)
1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	600,050
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa1)	08/15/26	5.375	537,656
300	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	309,750
898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	984,716

					2,432,172

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (1.7%)
$199	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(BB-, Ba2)	10/17/25	9.875	$232,830
300	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 101.81)(1)	(B, Wr)	04/01/23	7.250	306,000
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	2,250,620
300	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	312,395
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	194,040
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	1,287,900

					4,583,785

Oil Field Equipment & Services (0.2%)
400	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(4),(6),(7),(8)	(NR, NR)	11/15/25	5.000	465,450

Oil Refining & Marketing (0.5%)
1,460	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,458,533

Packaging (5.0%)
276	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 103.00)(1)	(B-, Caa1)	02/15/25	6.000	285,246
600	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	602,250
650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 08/30/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	674,375
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,541,125
600	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	626,076
1,695	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	1,737,799
3,435	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	3,516,959
2,970	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,021,277
250	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B, B2)	08/15/26	5.500	261,562

					13,266,669

Personal & Household Products (0.2%)
2,000	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 09/07/21 @ 102.22)(1),(3),(4),(6)	(NR, NR)	03/15/25	8.875	20,000
600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	591,759

					611,759

Pharmaceuticals (3.4%)
600	Bausch Health Cos., Inc. Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB, Ba2)	06/01/28	4.875	618,000
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	1,661,656
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	306,283
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	1,059,617
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/30/21 @ 101.47)(1)	(B, B2)	10/15/24	5.875	1,339,895
600	Endo U.S., Inc. Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B, B2)	04/01/29	6.125	597,147

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$1,250	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	$1,335,494
2,100	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	2,189,481
					9,107,573

Real Estate Development & Management (1.5%)
1,100	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,195,651
2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, Wr)	05/01/25	7.875	2,927,867

					4,123,518

Real Estate Investment Trusts (2.6%)
1,606	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,598,252
2,100	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	2,197,860
300	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	318,513
970	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	974,510
1,880	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	1,974,000

					7,063,135

Recreation & Travel (5.9%)
600	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	619,500
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	2,045,160
1,575	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	1,603,523
1,300	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(CCC+, B2)	06/15/26	5.750	1,358,552
1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(9)	(CCC-, Caa2)	11/15/27	6.625	1,018,865
942	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	989,750
600	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	647,415
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 101.22)(1)	(CCC, B3)	07/31/24	4.875	2,166,125
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(CCC, B3)	04/15/27	5.500	619,761
400	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	428,854
3,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	3,190,239
920	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	978,328

					15,666,072

Software - Services (4.6%)
2,800	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	2,873,878
600	Booz Allen Hamilton, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.00)(1)	(BB-, Ba2)	07/01/29	4.000	619,653
890	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	940,418
1,950	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,959,828
900	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	875,300
388	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	407,499
1,500	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	1,708,410

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$850	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	$926,525
235	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	242,707
1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,589,400

					12,143,618

Specialty Retail (2.5%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	63,288
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	777,090
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,496,229
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 102.63)(1)	(BB+, Ba2)	08/01/25	5.250	1,444,381
300	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	299,657
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/30/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	2,347,162
300	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB+, Ba2)	04/30/25	8.750	326,428

					6,754,235

Support - Services (5.9%)
639	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	639,799
1,011	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,016,055
1,650	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,654,174
710	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	693,184
600	Clarivate Science Holdings Corp., Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	06/30/29	4.875	605,892
2,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	2,399,796
300	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	320,288
2,765	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,859,148
2,400	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,431,908
575	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	595,654
445	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba2)	01/15/28	4.875	470,532
1,100	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,175,922
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	893,112

					15,755,464

Tech Hardware & Equipment (2.0%)

1,690	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 102.00)(1)	(CCC+, B3)	06/15/25	6.000	1,717,463
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	1,772,837
1,800	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,860,273

					5,350,573

Telecom - Wireline Integrated & Services (2.9%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 08/16/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	2,395,864
484	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 08/10/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	503,965

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$1,285	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	$1,296,276
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 103.94)(1),(3)	(D, Wr)	12/31/24	7.875	397,160
2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	2,139,580
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	307,750
600	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	611,346

					7,651,941

Theaters & Entertainment (2.5%)
2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(7)	(CCC-, Ca)	06/15/26	12.000	2,104,159
1,265	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	1,355,068
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	2,238,544
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	416,500
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	511,250

					6,625,521

Transport Infrastructure/Services (0.8%)
2,117	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/21 @ 100.00)(1)	(CCC-, Caa2)	08/15/22	11.250	2,114,153

TOTAL CORPORATE BONDS (Cost $229,675,273)					232,136,173

BANK LOANS (28.8%)
Aerospace & Defense (1.2%)
1,500	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(6),(10)	(NR, NR)	01/31/28	10.000	1,507,500
1,750	Peraton Corp.(11)	(NR, NR)	02/01/29	0.000	1,787,188

					3,294,688

Auto Parts & Equipment (0.7%)
956	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, Caa1)	05/19/23	4.385	933,422
333	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(7),(10)	(CCC-, Caa3)	03/02/26	11.000	328,301
490	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(7),(10)	(B-, Caa1)	08/28/25	7.000	482,271

					1,743,994

Building & Construction (0.4%)
1,078	TRC Companies, Inc., LIBOR 1M + 4.500%(6),(10)	(B, B2)	06/21/24	5.250	1,076,160

Building Materials (0.7%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(10)	(CCC+, Caa2)	04/27/26	8.842	1,978,330

Chemicals (4.3%)
2,211	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(10)	(BB-, B1)	08/27/26	5.500	2,244,845
2,452	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(B-, Caa1)	03/31/25	4.500	2,436,152
2,268	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(6),(10)	(B-, B3)	10/15/25	4.874 - 4.897	2,273,679
115	UTEX Industries, Inc., LIBOR 1M + 7.000%(10)	(NR, NR)	12/03/25	8.500	115,552
99	UTEX Industries, Inc., LIBOR 1M + 5.250%(10)	(NR, NR)	12/03/25	11.000	96,618
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(10)	(CCC-, Caa3)	10/27/25	9.250	1,937,300
2,424	Zep, Inc., LIBOR 3M + 4.000%(10)	(B-, B3)	08/12/24	5.000	2,361,398

					11,465,544

Diversified Capital Goods (1.0%)
774	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B, B1)	01/02/26	4.589	778,494
1,020	Electrical Components International, Inc.(6),(11)	(B-, B2)	06/26/25	0.000	1,021,275
967	GrafTech Finance, Inc., LIBOR 1M + 3.000%(10)	(BB, Ba3)	02/12/25	3.500	968,409

					2,768,178

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics (2.2%)
$347	Bright Bidco B.V., LIBOR 3M + 3.500%(10)	(CCC, Caa3)	06/30/24	4.500	$278,670
999	CPI International, Inc., LIBOR 1M + 7.250%(5),(6),(10)	(CCC, Caa2)	07/26/25	8.250	934,417
2,250	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa1)	12/01/25	8.500	2,250,698
2,422	Idemia Group, LIBOR 3M + 4.500%(10)	(B-, B3)	01/09/26	5.250	2,417,189

					5,880,974

Energy - Exploration & Production (0.0%)
2,595	PES Holdings LLC, 3.000% PIK(3),(7),(10)	(NR, NR)	12/31/22	3.000	58,388

Food - Wholesale (0.4%)
968	United Natural Foods, Inc., LIBOR 1M + 3.500%(10)	(B, B2)	10/22/25	3.592	966,196

Gas Distribution (1.5%)
1,204	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	10/31/24	4.500	1,190,899
978	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(6),(10)	(B, B2)	11/01/24	3.635	964,388
1,795	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(10)	(B, B3)	09/27/24	6.500	1,798,508

					3,953,795

Health Facility (0.6%)
1,624	Western Dental Services, Inc., LIBOR 1M + 5.250%(10)	(B-, B3)	06/30/23	6.250	1,624,604

Health Services (1.6%)
2,211	Athenahealth, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	02/11/26	4.410	2,213,969
853	Carestream Health, Inc., LIBOR 3M + 6.750%(10)	(B-, B1)	05/08/23	7.750	858,820
1,204	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(10)	(B-, B3)	12/10/27	6.250	1,213,732

					4,286,521

Insurance Brokerage (0.5%)
1,229	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(6),(10)	(B, B2)	08/01/25	4.500	1,230,698

Investments & Misc. Financial Services (1.3%)
2,000	AqGen Ascensus, Inc.(6),(11)	(CCC, Caa2)	05/04/29	0.000	1,990,000
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(10)	(CCC, Caa2)	04/07/28	7.500	1,331,340
143	Ditech Holding Corp.(3),(11)	(NR, NR)	06/30/22	0.000	28,732

					3,350,072

Life Insurance (0.5%)
1,406	Vida Capital, Inc., LIBOR 1M + 6.000%(6),(10)	(B, B2)	10/01/26	6.092	1,321,875

Machinery (0.7%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(5),(10)	(CCC+, Caa2)	09/06/26	6.842	1,220,624
589	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	09/06/25	3.592	580,461

					1,801,085

Medical Products (0.9%)
1,457	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	06/15/23	6.000	1,410,710
995	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(10)	(CCC+, B3)	07/02/25	7.250	997,424

					2,408,134

Packaging (0.2%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(10)	(CC, C)	10/31/25	8.750	460,000

Personal & Household Products (1.0%)
1,752	Serta Simmons Bedding, LLC (First Out Term Loan), LIBOR 1M + 7.500%(10)	(B, B2)	08/10/23	8.500	1,771,546
1,062	Serta Simmons Bedding, LLC (Second Out Term Loan), LIBOR 1M + 7.500%(10)	(B-, Caa2)	08/10/23	8.500	1,010,948

					2,782,494

Pharmaceuticals (0.3%)
809	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	10/01/25	8.500	823,709

					823,709

Real Estate (0.3%)
844	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(6),(10)	(B+, Ba2)	04/23/26	3.250	840,461

Recreation & Travel (2.3%)
1,959	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(10)	(CCC-, Caa3)	09/04/26	7.885	1,787,588
1,843	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B3)	09/05/25	3.885	1,785,533

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel
$1,547	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	5.500	$1,432,536
1,082	Hornblower Sub LLC, LIBOR 6M + 8.125%(6),(10)	(NR, NR)	11/10/25	9.125	1,139,304

					6,144,961

Restaurants (0.1%)
23	Golden Nugget, Inc., LIBOR 3M + 12.000%(6),(10)	(NR, NR)	10/04/23	13.000	25,255
300	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	8.250	300,600

					325,855

Software - Services (3.1%)
1,736	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	4.335	1,731,708
2,560	Epicor Software Corp., LIBOR 1M + 7.750%(10)	(CCC, Caa2)	07/31/28	8.750	2,650,662
694	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	683,661
2,529	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	2,550,437
720	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(10)	(B, B2)	07/07/24	5.750	723,812

					8,340,280

Support - Services (0.5%)
245	Nuvei Technologies Corp., LIBOR 3M + 2.500%(10)	(B+, Ba3)	10/30/25	2.625	244,513
1,000	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(5),(10)	(CCC, Caa1)	08/25/25	8.750	1,002,190

					1,246,703

Telecom - Wireline Integrated & Services (0.7%)
452	GTT Communications, Inc. (1st Lien Term Loan B), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(10)	(CCC+, NR)	12/31/21	8.500	460,280
259	GTT Communications, Inc. (Incremental Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(10)	(CCC+, NR)	12/31/21	8.500	263,821
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(6),(10)	(CCC, Caa2)	07/23/26	7.590	1,068,750

					1,792,851

Theaters & Entertainment (1.8%)
2,458	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(CCC+, B3)	07/03/26	5.500	2,466,637
2,387	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B3)	05/18/25	2.850	2,325,446

					4,792,083

TOTAL BANK LOANS (Cost $79,332,423)					76,758,633

ASSET BACKED SECURITIES (6.3%)
Collateralized Debt Obligations (6.3%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(10)	(NR, Ba3)	07/20/34	7.534	1,000,697
1,250	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,216,801
1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550% (1),(10)	(BB-, NR)	01/20/32	7.684	1,495,765
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940% (1),(10)	(BB-, NR)	10/15/32	8.066	1,253,223
1,500	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 6.310% (1),(10)	(NR, Ba2)	07/17/28	6.444	1,500,807
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950% (1),(10)	(NR, Baa3)	04/20/32	4.084	1,505,433
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(BB-, NR)	04/20/34	6.884	1,238,734
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(10)	(BB-, NR)	04/20/34	6.854	1,477,847
1,500	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(NR, Ba3)	01/20/29	6.884	1,495,421
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	7.364	996,725
1,050	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660% (1),(10)	(BB-, NR)	10/20/31	7.794	1,053,389
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	1,516,951
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(10)	(BB-, NR)	01/20/34	7.844	1,000,601

TOTAL ASSET BACKED SECURITIES (Cost $16,507,816)					16,752,394

Number of Shares		Value

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.1%)
27,589	Jason Group, Inc.(12)	$275,890

Building & Construction (0.0%)
10	White Forest Resources, Inc.(4),(6),(12)	—

Chemicals (0.2%)
5,400	Project Investor Holdings LLC(4),(5),(6),(12)	54
89,998	Proppants Holdings LLC(4),(5),(6),(12)	4,500
15,074	UTEX Industries, Inc.(12)	618,034

		622,588

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Inc.(4),(5),(6),(12)	1,116

Oil Field Equipment & Services (0.0%)
4,254	Pioneer Energy Services Corp.(4),(6),(12)	68,064

Pharmaceuticals (0.4%)
68,836	Akorn Holding Company LLC(12)	1,001,564

Support - Services (0.1%)
2,100	LTR Holdings LLC(4),(5),(6),(12)	200,088
865	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(12)	—
78	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(12)	—
192	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(12)	2

		200,090

TOTAL COMMON STOCKS (Cost $4,948,302)		2,169,312

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(12) (Cost $11,700)	—

SHORT-TERM INVESTMENTS (0.3%)
743,303	State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(13) (Cost $743,303)	743,303

TOTAL INVESTMENTS AT VALUE (123.2%) (Cost $331,218,817)		328,559,815

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.2%)		(61,953,798)

NET ASSETS (100.0%)		$266,606,017

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $222,819,663 or 83.6% of net assets.

(2)	This security is denominated in British Pound.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	Security is valued using significant unobservable inputs.
(7)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(8)	Convertible security.
(9)	Security or portion thereof is out on loan.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2021. The rate may be subject to a cap and floor.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2021.

(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2021.

Investment Abbreviations

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,345,506	USD	1,592,373	10/13/21	Deutsche Bank AG	$1,592,373	$1,597,747	$5,374
GBP	27,500	USD	37,737	10/13/21	Deutsche Bank AG	37,737	38,241	504
USD	1,529,640	EUR	1,290,972	10/13/21	Morgan Stanley	(1,529,640)	(1,532,989)	(3,349)
USD	64,966	EUR	54,535	10/13/21	Deutsche Bank AG	(64,966)	(64,758)	208
USD	1,425,689	GBP	1,100,343	10/13/21	Deutsche Bank AG	(1,425,689)	(1,530,114)	(104,425)

								$(101,688)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$231,647,056	$489,117		$232,136,173
Bank Loans	—	59,907,447	16,851,186		76,758,633
Asset Backed Securities	—	16,752,394	—		16,752,394
Common Stocks	—	1,895,488	273,824		2,169,312
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	743,303	—		743,303

	$—	$310,945,688	$17,614,127		$328,559,815

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$6,086	$—		$6,086

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$107,774	$—		$107,774

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$124,711	$14,090,592	$1,605,750	$0	(1)	$15,821,053
Accrued discounts (premiums)	—	(15,520)	—	—		(15,520)
Purchases	18,529	8,972,170	—	—		8,990,699
Sales	—	(6,713,308)	(1,239,068)	—		(7,952,376)
Realized gain (loss)	—	64,137	1,030,074	—		1,094,211
Change in unrealized appreciation (depreciation)	345,877	495,417	(848,157)	—		(6,863)
Transfers into Level 3	—	4,559,942	1,116	—		4,561,058
Transfers out of Level 3	—	(4,602,244)	(275,891)	—		(4,878,135)

Balance as of July 31, 2021	$489,117	$16,851,186	$273,824	$0	(1)	$17,614,127

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2021	$345,877	$434,777	$(117,911)	$—		$662,743

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$16,851,186	Vendor pricing	Single Broker Quote	$0.58 – $1.11 ($0.98)
Common Stocks	$68,064	Vendor pricing	Single Broker Quote	$16.00 (N/A)
	$200,088	Market Approach	EBITDA Multiples	7.3 (N/A)
	$5,672	Income Approach	Expected Remaining Distribution	$0.00 – $0.05 ($0.04)
Corporate Bonds	$485,450	Vendor pricing	Single Broker Quote	$0.01 – $1.17 ($1.12)
	$3,667	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2021, $4,561,058 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,878,135 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.